Income Taxes - Additional Information (Detail) - MXN ($)			12 Months Ended
		Sep. 19, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 29, 2015	Dec. 31, 2014
Disclosure of income taxes [line items]
Partial amount refunded for overpayment of taxes						$ 9,595,000
Return on deposit		$ 8,445,000
Expiry date of deductible temporary differences, unused tax losses and unused tax credits			With respect to tax legislation relative to concessions, such losses will expire in 2048, except for the tax losses of Grupo Aeroportuario del Pacífico, S.A.B. de C.V., which expire in 2025.
Deferred tax assets relating to temporary differences between the accounting and tax value of investments in subsidiaries			$ 0
IMPAC paid in previous years			$ 250,551,000
Tax on assets, recovery period			Ten years
Requirements that must be met to obtain a refund, description			i) the tax on assets subject to recovery must have been paid over the previous ten years, ii) the ISR has to be higher than the tax on assets for the three years prior to 2008, and iii) is limited to 10% per year over the IMPAC effectively paid.
Recovery of tax on assets, not recognized			$ 225,209,000	$ 232,796,000	$ 230,198,000
Remaining amount of recoverable tax on assets, nominal value			16,097,000
Remaining amount of recoverable tax on assets, interest for the period from 2002 to 2016			9,245,000
Unused tax losses [Member]
Disclosure of income taxes [line items]
Deferred tax assets on tax loss carryforwards			$ 0
Unused tax credits [Member]
Disclosure of income taxes [line items]
Expiry date of deductible temporary differences, unused tax losses and unused tax credits			2017
Recoverable income tax from recoverable tax on assets			$ 0
Mexican Companies [Member]
Disclosure of income taxes [line items]
Income taxes rate			30.00%
MBJA [Member]
Disclosure of income taxes [line items]
Income taxes rate	[1]		25.00%
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Disclosure of income taxes [line items]
Income taxes rate			25.00%	28.00%	28.00%
AMP [Member]
Disclosure of income taxes [line items]
Share percentage used to compute tax on recoverable asset			15.00%
Recoverable tax amount			$ 190,537,000
Interest on recoverable asset			18,026,000
Recoverable amount of asset			$ 208,563,000
Aeropuerto de Hermosillo, S.A. de C.V. [Member]
Disclosure of income taxes [line items]
Amount to be recovered for recoverable asset							$ 28,501,000

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